Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and consumables	$ 258,076	$ 337,832
Inventories in process	11,957	26,357
Finished goods	70,588	43,044
Total inventories	$ 340,621	$ 407,233